Merger with Converted Organics, Inc. - Schedule of Estimated Fair Values of Assets Acquired and Liabilities Assumed (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition [Line Items]
Goodwill	$ 306
Converted Organics [Member]
Business Acquisition [Line Items]
Cash and cash equivalents	63
Accounts receivable	202
Inventory	128
Note receivable	517
Other current assets	65
Property and equipment	928
Intangible asset - customer relationships	1,453
Goodwill	306
Accounts payable and accrued liabilities	(878)
Deferred tax liability	(43)
Fair value of shares issued as acquisition consideration	$ 2,741